UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Semiannual report dated June 30, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

The pace of the U.S. economy’s recovery remained uneven during the six-month period. The Federal Reserve (Fed) recently reported that the “the economic recovery is proceeding” and that “the labor market is improving gradually,” but challenges remain. With the labor market improving gradually, spending by consumers and businesses also inched upward. However, these mild advances were constrained by a national unemployment rate that hovered around 10% and a housing market that continued to struggle. Real Gross Domestic Product (GDP) growth, another market indicator, increased by 2.7% for the first quarter of 2010, which contrasted with its increase of 5.6% for the fourth quarter of 2009. GDP is the output of goods and services produced by labor and property in the United States.

At the international level, financial markets fluctuated during the reporting period. In Europe, sovereign debt obligations reached unprecedented levels, and were followed by downgrades in the ratings of many foreign credit securities. The news caused temporary turmoil in the U.S. and global financial markets in early May. While the markets have seen some recovery to pre-May levels, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

The U.S. equity markets outperformed international equity markets during the six-month period, however both had negative returns. For example, the S&P 500® Index, which is usually seen as a bellwether for domestic financial markets, returned −6.65%. All sectors in the S&P 500 had negative returns. For the international equity markets, the MSCI EAFE Index (Gross) returned −12.93%.

In the U.S. fixed income markets, accommodative Federal Reserve policy in the form of a near-zero federal funds rate continued, and recent statements from the Fed affirmed that rates will remain low “for an extended period.” In addition, the euro-debt concerns that crystallized in May put downward pressure on U.S. Treasury rates for intermediate- and longer-term bonds. During this time, investors sought a safe haven in U.S. Treasuries, causing prices to increase and yields to decrease to a range of two-to-three percent for the intermediate- and longer-term bonds.

The low interest rate environment, combined with a limited supply of short-term, high-quality taxable and tax-free credit securities, also suppressed short-term yields in the fixed income markets, to nearly zero percent. Securities normally purchased by money market funds were in short supply and had low rates of return.

Similar to the intermediate returns seen in U.S. Treasuries, returns for intermediate-term taxable securities, as reflected in the Barclays Capital U.S. Aggregate Intermediate Bond Index, were positive and stood at 4.78% for the six-month period. On the tax-free side, returns were more modest. The Barclays Capital General Muni Bond Index returned 3.31% for the same time frame. Overall, the past six months were characterized by negative returns in the U.S. and international equity markets, with modest relief provided by the fixed income markets.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

−6.65%	S&P 500® Index: measures U.S. large-cap stocks

−1.95%	Russell 2000® Index: measures U.S. small-cap stocks

−12.93%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.33%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has been the portfolio manager of the fund since 2008. From 2003, until his appointment to his current position, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

The Schwab MarketTrack Growth Portfolio II incorporates a mix of different asset classes, and invests mainly in a combination of other Schwab Funds, most of which are managed using indexing strategies. Accordingly, returns over a given period will reflect a blend of returns of the underlying asset classes and will depend on their relative weightings in the portfolio. By spreading exposure over various asset classes, the MarketTrack Growth Portfolio II is designed to provide more stable returns while seeking to reduce risk during market fluctuations.

The Schwab MarketTrack Growth Portfolio II (the fund) returned -5.15%, while its comparative index, the Growth Composite Index, returned -5.19%. (For current allocations of the Growth Composite Index, please refer to footnote 1 on the following page.) The fund focuses on stock investments, while including some bonds and cash investments, remaining close to the target allocations of 80% stocks, 15% bonds, and 5% cash.

The fund’s negative performance was primarily driven by its exposure to equity markets, which experienced losses and high volatility during the period as concerns over the European debt crisis dampened investor sentiment. When looking at the top fund holdings in the portfolio, the Schwab International Index Fund was the weakest performer, returning -14.56%. The Schwab S&P 500 Index Fund and the Schwab Small-Cap Index Fund returned -6.63% and -1.31%, respectively, as U.S. stocks generally outperformed international stocks during the period, but still remained in the negative territory.

On the fixed income side, performance was generally positive as risk aversion returned and demand put upward pressure on prices. The Schwab Total Bond Market Fund was the strongest performer in the top fund holdings, returning 5.10%. Returns for the Schwab Value Advantage Money Fund (Institutional Shares) were also positive at 0.04%, but reflected the impact of the low interest rate environment on yields of short-term securities.

As of 6/30/10:
 Statistics

Number of Holdings	510
Weighted Average Market Cap ($ x 1,000,000)	$44,512
Price/Earnings Ratio (P/E)	(4.8)
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	9%

 Asset Class Weightings % of Investments

Large-Cap Stocks	39.6%
Small-Cap Stocks	19.7%
International Stocks	19.8%
Bonds	15.8%
Short-Term Investments	5.1%
Total	100.0%

 Top Holdings % Net Assets2

Schwab S&P 500 Index Fund	25.9%
Schwab International Index Fund	19.8%
Schwab Small-Cap Index Fund	19.7%
Schwab Total Bond Market Fund	15.8%
Schwab Value Advantage Money Fund, Institutional Shares	3.2%
Exxon Mobil Corp.	0.4%
Apple, Inc.	0.3%
Microsoft Corp.	0.3%
International Business Machines Corp.	0.3%
The Procter & Gamble Co.	0.3%
Total	86.0%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

June 30, 2000 – June 30, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	-5.15%	12.94%	0.83%	0.78%
Growth Composite Index	-5.19%	12.52%	1.32%	0.96%
S&P 500® Index	-6.65%	14.43%	-0.79%	-1.59%
Barclays Capital U.S. Aggregate Bond Index	5.33%	9.50%	5.54%	6.47%
Fund Category: Morningstar Large-Cap Blend	-7.81%	12.00%	-2.06%	-1.92%

Portfolio Expense Ratios4: Net 0.70%; Gross 0.96%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	Source for category information: Morningstar, Inc.
[4]	As stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/12. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 6/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2010 and held through June 30, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/10	at 6/30/10	1/1/10–6/30/10

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$948.50	$2.42
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolio invests.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
	6/30/10*		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	13.40		11.09	17.76	17.64	15.53	14.87

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.25	0.36	0.37	0.33	0.24
Net realized and unrealized gains (losses)	(0.71)		2.41	(5.95)	0.63	2.00	0.62

Total from investment operations	(0.69)		2.66	(5.59)	1.00	2.33	0.86
Less distributions:
Distributions from net investment income	—		(0.35)	(0.41)	(0.45)	(0.22)	(0.20)
Distributions from net realized gains	—		—	(0.67)	(0.43)	—	—

Total distributions	—		(0.35)	(1.08)	(0.88)	(0.22)	(0.20)

Net asset value at end of period	12.71		13.40	11.09	17.76	17.64	15.53

Total return (%)	(5.15)[1]		24.02	(31.35)	5.64	15.02	5.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.48
Gross operating expenses[2]	0.76	[3]	0.77	0.73	0.67	0.70	0.68
Net investment income (loss)	0.28	[3]	2.03	2.23	2.06	2.28	1.66
Portfolio turnover rate	9	[1]	12	14	6	33	5
Net assets, end of period ($ x 1,000,000)	34		36	30	48	46	37

* Unaudited.
1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

13.7%		Common Stock	3,238,650	4,608,082
84.6%		Other Investment Companies	29,043,842	28,411,270
1.8%		Short-Term Investment	616,960	616,960

100.1%		Total Investments	32,899,452	33,636,312
(0	.1)%	Other Assets and Liabilities, Net		(19,694)

100.0%		Net Assets		33,616,618

	Number	Value
Security	of Shares	($)

Common Stock 13.7% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	883	8,901
Harley-Davidson, Inc.	128	2,845
Johnson Controls, Inc.	273	7,335
The Goodyear Tire & Rubber Co. *	84	835

		19,916

Banks 0.4%
BB&T Corp.	253	6,656
Comerica, Inc.	78	2,873
Fifth Third Bancorp	262	3,220
First Horizon National Corp. *	69	789
Hudson City Bancorp, Inc.	200	2,448
Huntington Bancshares, Inc.	118	654
KeyCorp	191	1,469
M&T Bank Corp.	37	3,143
Marshall & Ilsley Corp.	106	761
People’s United Financial, Inc.	200	2,700
PNC Financial Services Group, Inc.	148	8,362
Regions Financial Corp.	344	2,264
SunTrust Banks, Inc.	175	4,077
U.S. Bancorp	852	19,042
Wells Fargo & Co.	2,484	63,590
Zions Bancorp	50	1,079

		123,127

Capital Goods 1.1%
3M Co.	357	28,199
Caterpillar, Inc.	317	19,042
Cummins, Inc.	88	5,731
Danaher Corp.	224	8,315
Deere & Co.	226	12,584
Dover Corp.	97	4,054
Eaton Corp.	71	4,646
Emerson Electric Co.	388	16,952
Fastenal Co.	75	3,764
Flowserve Corp.	100	8,480
Fluor Corp.	84	3,570
General Dynamics Corp.	189	11,068
General Electric Co.	5,232	75,445
Goodrich Corp.	59	3,909
Honeywell International, Inc.	394	15,378
Illinois Tool Works, Inc.	196	8,091
ITT Corp.	88	3,953
Jacobs Engineering Group, Inc. *	100	3,644
L-3 Communications Holdings, Inc.	58	4,109
Lockheed Martin Corp.	169	12,590
Masco Corp.	196	2,109
Northrop Grumman Corp.	165	8,983
PACCAR, Inc.	181	7,216
Pall Corp.	60	2,062
Parker Hannifin Corp.	84	4,659
Precision Castparts Corp.	100	10,292
Quanta Services, Inc. *	100	2,065
Raytheon Co.	212	10,259
Rockwell Automation, Inc.	83	4,074
Rockwell Collins, Inc.	82	4,357
Roper Industries, Inc.	50	2,798
Snap-on, Inc.	27	1,105
Textron, Inc.	124	2,104
The Boeing Co.	378	23,719
United Technologies Corp.	480	31,157
W.W. Grainger, Inc.	37	3,680

		374,163

Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	53	1,703
Cintas Corp.	66	1,582
Equifax, Inc.	62	1,740
Iron Mountain, Inc.	100	2,246
Pitney Bowes, Inc.	108	2,371
R.R. Donnelley & Sons Co.	103	1,686
Republic Services, Inc.	201	5,976
Robert Half International, Inc.	82	1,931
Stericycle, Inc. *	60	3,935
The Dun & Bradstreet Corp.	50	3,356
Waste Management, Inc.	261	8,167

		34,693

Consumer Durables & Apparel 0.1%
Coach, Inc.	181	6,616
D.R. Horton, Inc.	128	1,258
Eastman Kodak Co. *	135	586
Fortune Brands, Inc.	70	2,743
Harman International Industries, Inc. *	32	956
Hasbro, Inc.	85	3,493
Jones Apparel Group, Inc.	55	872
Leggett & Platt, Inc.	87	1,745
Lennar Corp., Class A	64	890
Liz Claiborne, Inc. *	50	211
Mattel, Inc.	183	3,872

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Newell Rubbermaid, Inc.	129	1,889
NIKE, Inc., Class B	178	12,024
Polo Ralph Lauren Corp.	30	2,189
Pulte Group, Inc. *	159	1,316
Stanley Black & Decker, Inc.	80	4,042
VF Corp.	42	2,990
Whirlpool Corp.	36	3,161

		50,853

Consumer Services 0.3%
Apollo Group, Inc., Class A *	67	2,845
Carnival Corp.	205	6,199
Darden Restaurants, Inc.	63	2,448
DeVry, Inc.	50	2,625
H&R Block, Inc.	156	2,448
International Game Technology	159	2,496
Marriott International, Inc., Class A	152	4,551
McDonald’s Corp.	594	39,127
Starbucks Corp.	361	8,772
Starwood Hotels & Resorts Worldwide, Inc.	103	4,267
Wyndham Worldwide Corp.	95	1,913
Wynn Resorts Ltd.	50	3,814
Yum! Brands, Inc.	260	10,150

		91,655

Diversified Financials 1.0%
American Express Co.	585	23,224
Ameriprise Financial, Inc.	118	4,263
Bank of America Corp.	4,921	70,715
Bank of New York Mellon Corp.	540	13,332
Capital One Financial Corp.	142	5,722
Citigroup, Inc. *	10,389	39,063
CME Group, Inc.	15	4,223
Discover Financial Services	254	3,551
E*TRADE Financial Corp. *	19	224
Federated Investors, Inc., Class B	40	828
Franklin Resources, Inc.	72	6,206
IntercontinentalExchange, Inc. *	35	3,956
Invesco Ltd.	153	2,575
Janus Capital Group, Inc.	102	906
JPMorgan Chase & Co.	1,849	67,692
Legg Mason, Inc.	59	1,654
Leucadia National Corp. *	100	1,951
Moody’s Corp.	116	2,311
Morgan Stanley	508	11,791
Northern Trust Corp.	87	4,063
NYSE Euronext	100	2,763
SLM Corp. *	197	2,047
State Street Corp.	157	5,310
T. Rowe Price Group, Inc.	126	5,593
The Charles Schwab Corp. (a)	488	6,920
The Goldman Sachs Group, Inc.	206	27,042
The NASDAQ OMX Group, Inc. *	150	2,667

		320,592

Energy 1.5%
Anadarko Petroleum Corp.	220	7,940
Apache Corp.	156	13,134
Baker Hughes, Inc.	222	9,229
Cabot Oil & Gas Corp.	40	1,253
Cameron International Corp. *	100	3,252
Chesapeake Energy Corp.	176	3,687
Chevron Corp.	1,053	71,457
ConocoPhillips	780	38,290
CONSOL Energy, Inc.	100	3,376
Denbury Resources, Inc. *	100	1,464
Devon Energy Corp.	210	12,793
Diamond Offshore Drilling, Inc.	30	1,866
El Paso Corp.	311	3,455
EOG Resources, Inc.	114	11,214
Exxon Mobil Corp.	2,570	146,670
FMC Technologies, Inc. *	100	5,266
Halliburton Co.	488	11,980
Helmerich & Payne, Inc.	100	3,652
Hess Corp.	111	5,588
Marathon Oil Corp.	346	10,757
Massey Energy Co.	20	547
Murphy Oil Corp.	79	3,914
Nabors Industries Ltd. *	149	2,625
National Oilwell Varco, Inc.	164	5,424
Noble Energy, Inc.	100	6,033
Occidental Petroleum Corp.	406	31,323
Peabody Energy Corp.	100	3,913
Pioneer Natural Resources Co.	100	5,945
Range Resources Corp.	100	4,015
Rowan Cos., Inc. *	52	1,141
Schlumberger Ltd.	559	30,935
Smith International, Inc.	100	3,765
Southwestern Energy Co. *	160	6,182
Spectra Energy Corp.	293	5,881
Sunoco, Inc.	64	2,225
Tesoro Corp.	100	1,167
The Williams Cos., Inc.	282	5,155
Valero Energy Corp.	294	5,286

		491,799

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	223	12,227
CVS Caremark Corp.	740	21,697
Safeway, Inc.	212	4,168
SUPERVALU, Inc.	96	1,041
Sysco Corp.	294	8,399
The Kroger Co.	344	6,773
Wal-Mart Stores, Inc.	1,132	54,415
Walgreen Co.	478	12,763
Whole Foods Market, Inc. *	66	2,377

		123,860

Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	987	19,779
Archer-Daniels-Midland Co.	309	7,978
Brown-Forman Corp., Class B	50	2,861
Campbell Soup Co.	88	3,153
Coca-Cola Enterprises, Inc.	144	3,724
ConAgra Foods, Inc.	245	5,713
Constellation Brands, Inc., Class A *	94	1,468
Dean Foods Co. *	65	655
Dr Pepper Snapple Group, Inc.	100	3,739

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Mills, Inc.	336	11,935
H.J. Heinz Co.	158	6,829
Hormel Foods Corp.	50	2,024
Kellogg Co.	118	5,935
Kraft Foods, Inc., Class A	883	24,724
Lorillard, Inc.	74	5,327
McCormick & Co., Inc. - Non Voting Shares	63	2,391
Mead Johnson Nutrition Co.	100	5,012
Molson Coors Brewing Co., Class B	50	2,118
PepsiCo, Inc.	803	48,943
Philip Morris International, Inc.	887	40,660
Reynolds American, Inc.	80	4,170
Sara Lee Corp.	359	5,062
The Coca-Cola Co.	974	48,817
The Hershey Co.	84	4,026
The J.M. Smucker Co.	126	7,588
Tyson Foods, Inc., Class A	99	1,623

		276,254

Health Care Equipment & Services 0.6%
Aetna, Inc.	268	7,070
AmerisourceBergen Corp.	196	6,223
Baxter International, Inc.	306	12,436
Becton Dickinson & Co.	118	7,979
Boston Scientific Corp. *	545	3,161
C.R. Bard, Inc.	50	3,877
Cardinal Health, Inc.	199	6,688
CareFusion Corp. *	99	2,247
Cerner Corp. *	50	3,795
CIGNA Corp.	174	5,404
Coventry Health Care, Inc. *	75	1,326
DENTSPLY International, Inc.	100	2,991
Express Scripts, Inc. *	280	13,166
Hospira, Inc. *	77	4,424
Humana, Inc. *	78	3,562
Intuitive Surgical, Inc. *	20	6,312
Laboratory Corp. of America Holdings *	60	4,521
McKesson Corp.	144	9,671
Medco Health Solutions, Inc. *	290	15,973
Medtronic, Inc.	571	20,710
Patterson Cos., Inc.	66	1,883
Quest Diagnostics, Inc.	76	3,783
St. Jude Medical, Inc. *	173	6,244
Stryker Corp.	139	6,958
Tenet Healthcare Corp. *	223	968
UnitedHealth Group, Inc.	641	18,204
Varian Medical Systems, Inc. *	60	3,137
WellPoint, Inc. *	312	15,266
Zimmer Holdings, Inc. *	118	6,378

		204,357

Household & Personal Products 0.4%
Avon Products, Inc.	214	5,671
Colgate-Palmolive Co.	243	19,139
Kimberly-Clark Corp.	219	13,278
The Clorox Co.	72	4,475
The Estee Lauder Cos., Inc., Class A	57	3,177
The Procter & Gamble Co.	1,483	88,950

		134,690

Insurance 0.5%
Aflac, Inc.	235	10,027
American International Group, Inc. *	61	2,101
Aon Corp.	153	5,679
Assurant, Inc.	80	2,776
Berkshire Hathaway, Inc., Class B *	811	64,629
Cincinnati Financial Corp.	83	2,147
Genworth Financial, Inc., Class A *	179	2,340
Lincoln National Corp.	134	3,255
Loews Corp.	89	2,965
Marsh & McLennan Cos., Inc.	258	5,818
MetLife, Inc.	358	13,518
Principal Financial Group, Inc.	132	3,094
Prudential Financial, Inc.	234	12,556
The Allstate Corp.	305	8,763
The Chubb Corp.	190	9,502
The Hartford Financial Services Group, Inc.	144	3,187
The Progressive Corp.	376	7,039
The Travelers Cos., Inc.	329	16,203
Torchmark Corp.	50	2,475
Unum Group	142	3,081
XL Group plc	83	1,329

		182,484

Materials 0.4%
Air Products & Chemicals, Inc.	106	6,870
Airgas, Inc.	40	2,488
AK Steel Holding Corp.	75	894
Alcoa, Inc.	412	4,145
Allegheny Technologies, Inc.	40	1,768
Ashland, Inc.	39	1,810
Ball Corp.	50	2,641
Bemis Co., Inc.	50	1,350
CF Industries Holdings, Inc.	25	1,586
Cliffs Natural Resources, Inc.	100	4,716
E.I. du Pont de Nemours & Co.	435	15,047
Eastman Chemical Co.	39	2,081
Ecolab, Inc.	87	3,907
FMC Corp.	30	1,723
Freeport-McMoRan Copper & Gold, Inc.	152	8,988
International Flavors & Fragrances, Inc.	38	1,612
International Paper Co.	234	5,295
MeadWestvaco Corp.	86	1,909
Monsanto Co.	254	11,740
Newmont Mining Corp.	211	13,027
Nucor Corp.	146	5,589
Owens-Illinois, Inc. *	100	2,645
Pactiv Corp. *	68	1,894
PPG Industries, Inc.	79	4,772
Praxair, Inc.	152	11,550
Sealed Air Corp.	78	1,538
Sigma-Aldrich Corp.	78	3,887
The Dow Chemical Co.	457	10,840
The Sherwin-Williams Co.	53	3,667

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Titanium Metals Corp. *	50	880
United States Steel Corp.	52	2,005
Vulcan Materials Co.	48	2,104
Weyerhaeuser Co.	116	4,083

		149,051

Media 0.5%
CBS Corp., Class B - Non Voting Shares	396	5,120
Comcast Corp., Class A	1,516	26,333
DIRECTV, Class A *	500	16,960
Discovery Communications, Inc., Class A *	200	7,142
Gannett Co., Inc.	112	1,508
Meredith Corp.	20	623
News Corp., Class A	1,135	13,575
Omnicom Group, Inc.	168	5,762
Scripps Networks Interactive, Class A	41	1,654
The Interpublic Group of Cos., Inc. *	204	1,455
The McGraw-Hill Cos., Inc.	173	4,868
The New York Times Co., Class A *	74	640
The Walt Disney Co.	911	28,696
The Washington Post, Class B	2	821
Time Warner Cable, Inc.	161	8,385
Time Warner, Inc.	643	18,589
Viacom Inc., Class B	365	11,450

		153,581

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Abbott Laboratories	729	34,103
Allergan, Inc.	142	8,273
Amgen, Inc. *	552	29,035
Biogen Idec, Inc. *	162	7,687
Bristol-Myers Squibb Co.	926	23,094
Celgene Corp. *	100	5,082
Cephalon, Inc. *	70	3,972
Eli Lilly & Co.	534	17,889
Forest Laboratories, Inc. *	155	4,252
Genzyme Corp. *	122	6,194
Gilead Sciences, Inc. *	436	14,946
Johnson & Johnson	1,408	83,156
King Pharmaceuticals, Inc. *	115	873
Life Technologies Corp. *	38	1,795
Merck & Co., Inc.	1,438	50,287
Millipore Corp. *	25	2,666
Mylan, Inc. *	104	1,772
PerkinElmer, Inc.	62	1,282
Pfizer, Inc.	4,106	58,552
Thermo Fisher Scientific, Inc. *	195	9,565
Waters Corp. *	49	3,170
Watson Pharmaceuticals, Inc. *	49	1,988

		369,633

Real Estate 0.1%
Apartment Investment & Management Co., Class A	65	1,259
AvalonBay Communities, Inc.	31	2,895
Boston Properties, Inc.	43	3,068
CB Richard Ellis Group, Inc., Class A *	80	1,089
Equity Residential	138	5,746
HCP, Inc.	100	3,225
Health Care REIT, Inc.	100	4,212
Host Hotels & Resorts, Inc.	204	2,750
Kimco Realty Corp.	101	1,357
Plum Creek Timber Co., Inc.	88	3,039
ProLogis	116	1,175
Public Storage	40	3,516
Simon Property Group, Inc.	88	7,106
Ventas, Inc.	100	4,695
Vornado Realty Trust	58	4,231

		49,363

Retailing 0.5%
Abercrombie & Fitch Co., Class A	50	1,534
Amazon.com, Inc. *	146	15,952
AutoNation, Inc. *	70	1,365
AutoZone, Inc. *	27	5,217
Bed Bath & Beyond, Inc. *	132	4,895
Best Buy Co., Inc.	192	6,501
Big Lots, Inc. *	88	2,824
CarMax, Inc. *	100	1,990
Dillard’s, Inc., Class A	30	645
Expedia, Inc.	100	1,878
Family Dollar Stores, Inc.	74	2,789
GameStop Corp., Class A *	100	1,879
Genuine Parts Co.	81	3,195
J.C. Penney Co., Inc.	109	2,341
Kohl’s Corp. *	164	7,790
Limited Brands, Inc.	165	3,641
Lowe’s Cos., Inc.	738	15,070
Macy’s, Inc.	256	4,582
Nordstrom, Inc.	103	3,316
O’Reilly Automotive, Inc. *	100	4,756
Office Depot, Inc. *	139	562
Priceline.com, Inc. *	20	3,531
RadioShack Corp.	11	215
Ross Stores, Inc.	100	5,329
Sears Holdings Corp. *	48	3,103
Staples, Inc.	344	6,553
Target Corp.	417	20,504
The Gap, Inc.	271	5,274
The Home Depot, Inc.	899	25,235
The TJX Cos., Inc.	217	9,103
Tiffany & Co.	68	2,578
Urban Outfitters, Inc. *	40	1,376

		175,523

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	228	1,669
Altera Corp.	171	4,242
Analog Devices, Inc.	174	4,848
Applied Materials, Inc.	750	9,015
Broadcom Corp., Class A	208	6,858
First Solar, Inc. *	30	3,415
Intel Corp.	2,783	54,129
KLA-Tencor Corp.	95	2,648
Linear Technology Corp.	144	4,005

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LSI Corp. *	186	856
MEMC Electronic Materials, Inc. *	100	988
Microchip Technology, Inc.	100	2,774
Micron Technology, Inc. *	319	2,708
National Semiconductor Corp.	159	2,140
Novellus Systems, Inc. *	64	1,623
NVIDIA Corp. *	241	2,461
Teradyne, Inc. *	94	916
Texas Instruments, Inc.	757	17,623
Xilinx, Inc.	164	4,143

		127,061

Software & Services 1.2%
Adobe Systems, Inc. *	283	7,480
Akamai Technologies, Inc. *	100	4,057
Autodesk, Inc. *	110	2,680
Automatic Data Processing, Inc.	274	11,031
BMC Software, Inc. *	101	3,498
CA, Inc.	215	3,956
Citrix Systems, Inc. *	85	3,590
Cognizant Technology Solutions Corp., Class A *	120	6,007
Computer Sciences Corp.	89	4,027
Compuware Corp. *	182	1,452
eBay, Inc. *	545	10,687
Electronic Arts, Inc. *	143	2,059
Fidelity National Information Services, Inc.	70	1,877
Fiserv, Inc. *	88	4,018
Google, Inc., Class A *	96	42,715
International Business Machines Corp.	741	91,499
Intuit, Inc. *	166	5,772
MasterCard, Inc., Class A	40	7,981
McAfee, Inc. *	100	3,072
Microsoft Corp.	4,204	96,734
Monster Worldwide, Inc. *	60	699
Novell, Inc. *	185	1,051
Oracle Corp.	1,784	38,285
Paychex, Inc.	159	4,129
Red Hat, Inc. *	100	2,894
SAIC, Inc. *	200	3,348
Salesforce.com, Inc. *	75	6,437
Symantec Corp. *	493	6,843
Teradata Corp. *	87	2,652
Total System Services, Inc.	100	1,360
VeriSign, Inc. *	116	3,080
Visa, Inc., Class A	200	14,150
Western Union Co.	362	5,397
Yahoo!, Inc. *	598	8,270

		412,787

Technology Hardware & Equipment 1.0%
Agilent Technologies, Inc. *	202	5,743
Amphenol Corp., Class A	100	3,928
Apple, Inc. *	402	101,115
Aviat Networks, Inc. *	24	87
Cisco Systems, Inc. *	2,910	62,012
Corning, Inc.	731	11,806
Dell, Inc. *	1,113	13,423
EMC Corp. *	1,124	20,569
FLIR Systems, Inc. *	100	2,909
Harris Corp.	100	4,165
Hewlett-Packard Co.	1,338	57,909
Jabil Circuit, Inc.	83	1,104
JDS Uniphase Corp. *	99	974
Juniper Networks, Inc. *	200	4,564
Lexmark International, Inc., Class A *	52	1,718
Molex, Inc.	68	1,240
Motorola, Inc. *	1,182	7,707
NetApp, Inc. *	178	6,641
QLogic Corp. *	76	1,263
QUALCOMM, Inc.	783	25,714
SanDisk Corp. *	88	3,702
Tellabs, Inc.	214	1,367
Western Digital Corp. *	100	3,016
Xerox Corp.	711	5,716

		348,392

Telecommunication Services 0.4%
American Tower Corp., Class A *	200	8,900
AT&T, Inc.	2,961	71,627
CenturyLink, Inc.	150	4,996
Frontier Communications Corp.	156	1,109
MetroPCS Communications, Inc. *	100	819
Qwest Communications International, Inc.	735	3,859
Sprint Nextel Corp. *	1,405	5,957
Verizon Communications, Inc.	1,384	38,780
Windstream Corp.	189	1,996

		138,043

Transportation 0.3%
C.H. Robinson Worldwide, Inc.	100	5,566
CSX Corp.	206	10,224
Expeditors International of Washington, Inc.	100	3,451
FedEx Corp.	143	10,026
Norfolk Southern Corp.	196	10,398
Ryder System, Inc.	29	1,167
Southwest Airlines Co.	336	3,733
Union Pacific Corp.	250	17,377
United Parcel Service, Inc., Class B	516	29,355

		91,297

Utilities 0.5%
Allegheny Energy, Inc.	78	1,613
Ameren Corp.	96	2,282
American Electric Power Co., Inc.	187	6,040
CenterPoint Energy, Inc.	147	1,934
CMS Energy Corp.	105	1,538
Consolidated Edison, Inc.	117	5,043
Constellation Energy Group, Inc.	85	2,741
Dominion Resources, Inc.	278	10,770
DTE Energy Co.	85	3,877
Duke Energy Corp.	586	9,376
Edison International	155	4,917
Entergy Corp.	98	7,019
EQT Corp.	100	3,614

See financial notes 11

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exelon Corp.	315	11,961
FirstEnergy Corp.	157	5,531
Integrys Energy Group, Inc.	15	656
NextEra Energy, Inc.	190	9,264
Nicor, Inc.	32	1,296
NiSource, Inc.	130	1,885
Northeast Utilities	100	2,548
NRG Energy, Inc. *	100	2,121
ONEOK, Inc.	100	4,325
Pepco Holdings, Inc.	100	1,568
PG&E Corp.	163	6,699
Pinnacle West Capital Corp.	47	1,709
PPL Corp.	179	4,466
Progress Energy, Inc.	120	4,706
Public Service Enterprise Group, Inc.	236	7,394
Questar Corp.	80	3,639
SCANA Corp.	100	3,576
Sempra Energy	123	5,755
Southern Co.	350	11,648
TECO Energy, Inc.	99	1,492
The AES Corp. *	311	2,874
Wisconsin Energy Corp.	100	5,074
Xcel Energy, Inc.	192	3,957

		164,908

Total Common Stock
(Cost $3,238,650)		4,608,082

Other Investment Companies 84.6% of net assets

Schwab International Index Fund (a)	470,059	6,674,843
Schwab S&P 500 Index Fund (a)	538,760	8,722,528
Schwab Small-Cap Index Fund (a)	399,668	6,618,502
Schwab Total Bond Market Fund (a)	574,203	5,311,377
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,084,020	1,084,020

Total Other Investment Companies
(Cost $29,043,842)		28,411,270

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.8% of net assets

Time Deposit 1.8%
Wells Fargo
0.03%, 07/01/10	616,960	616,960

Total Short-Term Investment
(Cost $616,960)		616,960

End of Investments.

At 06/30/10, the tax basis cost of the fund’s investments was $33,611,877 and the unrealized appreciation and depreciation were $1,860,899 and ($1,836,464), respectively, with a net unrealized appreciation of $24,435.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust.

12 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments in affiliated underlying funds and stocks, at value (cost $29,046,716)		$28,418,189
Investments in unaffiliated issuers, at value (cost $3,852,736)	+	5,218,123

Total investments, at value (cost $32,899,452)		33,636,312
Receivables:
Dividends		20,548
Fund shares sold		7,357
Interest		1
Prepaid expenses	+	228

Total assets		33,664,446

Liabilities

Payables:
Investments bought		14,341
Investment adviser and administrator fees		469
Accrued expenses	+	33,018

Total liabilities		47,828

Net Assets

Total assets		33,664,446
Total liabilities	−	47,828

Net assets		$33,616,618

Net Assets by Source
Capital received from investors		35,778,610
Net investment income not yet distributed		682,297
Net realized capital losses		(3,581,438)
Net unrealized capital gains		737,149

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$33,616,618		2,645,544		$12.71

See financial notes 13

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Dividends received from affiliated underlying funds and stocks		$90,819
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2)		49,612
Interest	+	232

Total investment income		140,663

Expenses

Investment adviser fees		78,894
Professional fees		18,801
Shareholder reports		14,706
Accounting and administration fees		10,747
Trustees’ fees		7,125
Transfer agent fees		3,181
Custodian fees		1,909
Other expenses	+	1,185

Total expenses		136,548
Expense reduction by adviser and Schwab	−	46,875

Net expenses	−	89,673

Net investment income		50,990

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(220,284)
Net realized gains on unaffiliated investments	+	10,428

Net realized losses		(209,856)
Net unrealized gains on affiliated underlying funds and stocks		(1,365,256)
Net unrealized losses on unaffiliated investments	+	(376,879)

Net unrealized losses	+	(1,742,135)

Net realized and unrealized losses		(1,951,991)

Decrease in net assets resulting from operations		($1,901,001)

14 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income		$50,990	$631,187
Net realized losses		(209,856)	(1,838,139)
Net unrealized gains (losses)	+	(1,742,135)	8,016,849

Increase (Decrease) in net assets from operations		(1,901,001)	6,809,897

Distributions to Shareholders

Distributions from net investment income		$—	$911,590

Transactions in Fund Shares

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		161,603	$2,238,313	356,758	$4,183,221
Shares reinvested		—	—	69,059	911,590
Shares redeemed	+	(194,385)	(2,606,412)	(495,310)	(5,589,707)

Net transactions in fund shares		(32,782)	($368,099)	(69,493)	($494,896)

Shares Outstanding and Net Assets

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,678,326	$35,885,718	2,747,819	$30,482,307
Total increase or decrease	+	(32,782)	(2,269,100)	(69,493)	5,403,411

End of period		2,645,544	$33,616,618	2,678,326	$35,885,718

Net investment income not yet distributed			$682,297		$631,307

See financial notes 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios, (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. In addition, the fund may purchase individual securities to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net assets value of the underlying fund.

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at closing net asset value (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the underlying funds in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2010:

Schwab MarketTrack Growth Portfolio II

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$4,608,082	$—	$—	$4,608,082
Other Investment Companies	28,411,270	—	—	28,411,270
Short-Term Investment(a)	—	616,960	—	616,960

Total	$33,019,352	$616,960	$—	$33,636,312

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all fund’s within the trust generally are allocated among the fund’s in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

18

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as discussed in the fund’s prospectus, including, but not limited to, those described below:

The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance— an underlying fund’s large-cap holdings could reduce performance.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events

 19

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

Although this agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit (“expense limitation”) the total annual fund reporting expenses, excluding interest, taxes and certain non-routine

20

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses, to 0.50% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s board of trustees.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2010, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II Fund are:

Schwab Equity Index Funds:
S&P 500 Index Fund	0.1%
International Index Fund	0.5%
Small-Cap Index Fund	0.5%

Schwab Bond Funds:
Total Bond Market Fund	0.6%

Schwab Money Funds:
Value Advantage Money Fund	0.0%	*

*	Less than 0.1%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2010, the fund had no direct security transactions with other Schwab Funds.

Below is a summary of the affiliated transactions for each underlying funds during the period ended June 30, 2010

						Realized	Distribution
	Balance of	Gross	Gross	Balance of	Market	Gain (Loss)	Received*
	Shares Held	Additions	Sales	Shares Held	Value at	1/1/2009 to	1/1/2009 to
Underlying Fund	at 12/31/09	06/30/10	06/30/10	at 06/30/10	06/30/10	06/30/10	06/30/10

Schwab S&P 500 Index Fund	552,487	17,533	31,260	538,760	8,722,528	(91,072)	—
Schwab International Index Fund	429,352	57,340	16,633	470,059	6,674,843	(27,178)	—
Schwab Small-Cap Index Fund	429,941	4,244	34,517	399,668	6,618,502	(37,941)	—
Schwab Total Bond Market Fund	596,749	73,410	95,956	574,203	5,311,377	(64,093)	90,693
Schwab Value Advantage Money Fund, Select Shares	1,083,965	54	1,084,019	—	—	—	56
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	1,084,019	—	1,084,019	1,084,019	—	12
The Charles Schwab Corp.	488	—	—	488	6,920	—	58

Total					$28,418,189	($220,284)	$90,819

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

 21

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit for the fund during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:

For the period ended June 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$3,115,081	$3,384,223

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had capital loss carry forwards available to offset net capital gains before the expiration date:

Expiration Date

December 31, 2016	$537,408
December 31, 2017	2,119,029

Total	$2,656,437

For tax purposes, realized net capital losses, incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2009, the fund had deferred realized net capital losses of $56,801 and there were no capital losses being utilized to offset capital gains.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

Management has evaluated subsequent events and transactions through the date the financial statements were available to be issued and determined that there are no such events or transactions that would have materially impacted the financial statements as presented.

22

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

 23

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

24

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1994.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 25

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

26

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Money Market
Schwab Money Market Portfoliotm

Money Market Semiannual report dated June 30, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

The Investment Environment

The pace of the U.S. economy’s recovery remained uneven during the six-month period. The Federal Reserve (Fed) recently reported that the “the economic recovery is proceeding” and that “the labor market is improving gradually,” but challenges remain. With the labor market improving gradually, spending by consumers and businesses also inched upward. However, these mild advances were constrained by a national unemployment rate that hovered around 10% and a housing market that continued to struggle. Real Gross Domestic Product (GDP) growth, another market indicator, increased by 2.7% for the first quarter of 2010, which contrasted with its increase of 5.6% for the fourth quarter of 2009. GDP is the output of goods and services produced by labor and property in the United States.

At the international level, financial markets fluctuated during the reporting period. In Europe, sovereign debt obligations reached unprecedented levels, and were followed by downgrades in the ratings of many foreign credit securities. The news caused temporary turmoil in the U.S. and global financial markets in early May. While the markets have seen some recovery to pre-May levels, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

The U.S. equity markets outperformed international equity markets during the six-month period, however both had negative returns. For example, the S&P 500® Index, which is usually seen as a bellwether for domestic financial markets, returned −6.65%. All sectors in the S&P 500 had negative returns. For the international equity markets, the MSCI EAFE Index (Gross) returned −12.93%.

In the U.S. fixed income markets, accommodative Federal Reserve policy in the form of a near-zero federal funds rate continued, and recent statements from the Fed affirmed that rates will remain low “for an extended period.” In addition, the euro-debt concerns that crystallized in May put downward pressure on U.S. Treasury rates for intermediate- and longer-term bonds. During this time, investors sought a safe haven in U.S. Treasuries, causing prices to increase and yields to decrease to a range of two-to-three percent for the intermediate- and longer-term bonds.

The low interest rate environment, combined with a limited supply of short-term, high-quality taxable and tax-free credit securities, also suppressed short-term yields in the fixed income markets, to nearly zero percent. Securities normally purchased by money market funds were in short supply and had low rates of return. This shortage, combined with the prevailing low interest rates, depressed yields throughout the money market industry, causing yields on most money market funds to stay below 0.10% for the six-month period. In response to these market conditions, many money market fund managers waived fees to maintain positive net yields and a stable $1 NAV (net asset value).

Schwab Money Market Portfoliotm 1

The Investment Environment continued

Similar to the intermediate returns seen in U.S. Treasuries, returns for intermediate-term taxable securities, as reflected in the Barclays Capital U.S. Aggregate Intermediate Bond Index, were positive and stood at 4.78% for the six-month period. On the tax-free side, returns were more modest. The Barclays Capital General Muni Bond Index returned 3.31% for the same time frame. Overall, the past six months were characterized by negative returns in the U.S. and international equity markets, with modest relief provided by the fixed income markets.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio™

The Schwab Money Market Portfolio (the fund) provided safety and liquidity to shareholders throughout the reporting period. The supply of agency discount notes issued by Freddie Mac, Fannie Mae, and the Federal Home Loan Banks remained steady during the six-month period, but demand for these securities was high. This environment led to a decline in yields for short-term agency securities. The fund’s low yield was a product of these low yielding discount notes, in combination with an overall low interest rate environment. In an effort to bolster the yield of the fund, the investment adviser increased its holdings in repurchase agreements during the reporting period.

The increased demand for short-term securities was driven, in part, by the new regulatory requirements from the U.S. Securities and Exchange Commission to shorten the Weighted Average Maturity (WAM)—an indication of sensitivity to changes in interest rates. These new regulations require a money fund to hold a certain percentage of its assets in cash, or securities that can be readily converted into cash, and to have a WAM that is no longer than 60 days. However, these regulations did not materially impact the management of the fund during the reporting period because the fund was already predominantly invested in such highly liquid securities, and had maintained an overall WAM of 60 days or less. During the six-month period, the WAM for the fund ranged from a high of 52 days to a low of 20 days.

Charles Schwab & Co., Inc. (Schwab) and the fund’s investment adviser continued to voluntarily waive certain fees or expenses to maintain a positive net yield for the fund.* For more information about the fund’s yield, please see the charts and relevant footnotes on the next page.

As of 6/30/10:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	56.0%
16-30 Days	11.2%
31-60 Days	27.7%
61-90 Days	4.5%
91-120 Days	0.6%

 Statistics

Weighted Average Maturity[2]	20 Days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency[5]	73.2%
Repurchase Agreement	26.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Schwab and the investment adviser may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 4 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days (effective June 30, 2010), and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Schwab Money Market Portfoliotm 3

Performance and Fund Facts as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days (effective June 30, 2010), and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money
Market Portfolio
Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Schwab and the investment adviser have voluntarily waived expenses to maintain a positive net yield for the fund (voluntary expense waiver). Without the voluntary expense waiver, the fund’s yield would have been lower. The voluntary expense waiver added 0.28% to the seven-day yield. Please see Note 4 in the Financial Notes section for additional details.

4 Schwab Money Market Portfoliotm

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2010 and held through June 30, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/10	at 6/30/10	1/1/10–6/30/10

Schwab Money Market Portfoliotm
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.60	$1.20

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–		1/1/08–	1/1/07–	1/1/06–	1/1/05–
	6/30/10*		12/31/09		12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.02	0.05	0.05	0.03
Net realized and unrealized gains (losses)	(0.00)[1]		0.00	[1]	—	—	—	—

Total from investment operations	(0.00)[1]		0.00	[1]	0.02	0.05	0.05	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.02)	(0.05)	(0.05)	(0.03)

Net asset value at end of period	1.00		1.00		1.00	1.00	1.00	1.00

Total return (%)	0.01	[2]	0.10		2.12	4.74	4.61	2.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[3]	0.34	[4]	0.42	0.44	0.46	0.47
Gross operating expenses	0.46	[3]	0.47		0.42	0.44	0.46	0.47
Net investment income (loss)	(0.06)[3]		0.12		2.06	4.62	4.55	2.74
Net assets, end of period ($ x 1,000,000)	162		163		268	215	159	133

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

67.2%	Federal Agency Securities	108,721,774	108,721,774
4.9%	U.S. Government Securities	7,997,367	7,997,367
26.4%	Other Investments	42,622,877	42,622,877

98.5%	Total Investments	159,342,018	159,342,018
1.5%	Other Assets and Liabilities, Net		2,360,785

100.0%	Net Assets		161,702,803

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Federal Agency Securities 67.2% of net assets

Fixed-Rate Coupon Notes 3.6%
Fannie Mae
0.31%, 08/11/10	3,230,000	3,246,612
0.26%, 08/12/10	1,553,000	1,558,356
Federal Home Loan Bank
0.53%, 10/20/10	1,000,000	999,886

		5,804,854

Fixed-Rate Discount Notes 62.4%
Fannie Mae
0.08% - 0.20%, 07/07/10	6,500,000	6,499,821
0.20%, 07/12/10	1,000,000	999,939
0.13%, 07/16/10	3,200,000	3,199,827
0.20%, 07/19/10	2,280,000	2,279,772
0.24%, 08/03/10	3,700,000	3,699,186
0.20%, 08/04/10	3,500,000	3,499,339
0.21%, 08/16/10	2,800,000	2,799,249
0.25%, 09/08/10	2,075,000	2,074,006
0.25%, 09/20/10	1,500,000	1,499,156
Federal Home Loan Bank
0.20%, 07/02/10	2,500,000	2,499,986
0.07% - 0.20%, 07/07/10	4,400,000	4,399,927
0.08% - 0.20%, 07/09/10	3,415,000	3,414,907
0.20%, 07/21/10	2,800,000	2,799,689
0.20%, 08/04/10	1,300,000	1,299,754
0.20% - 0.21%, 08/06/10	8,600,000	8,598,260
0.20%, 08/25/10	1,000,000	999,694
Freddie Mac
0.18% - 0.19%, 07/06/10	6,100,000	6,099,846
0.10%, 07/07/10	1,100,000	1,099,982
0.20%, 07/09/10	3,000,000	2,999,867
0.20%, 07/12/10	1,200,000	1,199,927
0.19%, 07/13/10	2,200,000	2,199,861
0.20%, 07/14/10	2,260,000	2,259,837
0.20%, 07/19/10	8,500,000	8,499,168
0.20%, 07/26/10	1,000,000	999,861
0.21%, 08/03/10	1,700,000	1,699,680
0.20%, 08/09/10	11,700,000	11,697,465
0.25%, 09/21/10	1,600,000	1,599,089
Tennessee Valley Authority
0.05%, 07/06/10	10,000,000	9,999,930

		100,917,025

Variable-Rate Coupon Note 1.2%
Freddie Mac
0.51%, 09/24/10	2,000,000	1,999,895

Total Federal Agency Securities
(Cost $108,721,774)		108,721,774

U.S. Government Securities 4.9% of net assets

Other Government Related 4.9%
Straight A Funding, L.L.C.
0.32%, 07/08/10 (a)(b)(c)(d)	3,000,000	2,999,814
0.39%, 08/04/10 (a)(b)(c)(d)	2,000,000	1,999,263
0.38%, 08/24/10 (a)(b)(c)(d)	3,000,000	2,998,290

Total U.S. Government Securities
(Cost $7,997,367)		7,997,367

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 26.4% of net assets

Repurchase Agreements 26.4%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $20,400,016
0.01%, issued 06/30/10, due 07/01/10	20,000,006	20,000,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $23,076,258
0.01%, issued 06/30/10, due 07/01/10	22,622,883	22,622,877

Total Other Investments
(Cost $42,622,877)		42,622,877

End of Investments.

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

At 06/30/10, the tax basis cost of the fund’s investments was $159,342,018.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,997,367 or 4.9% of net assets.
(d)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments, at cost and value (Note 2a)		$116,719,141
Repurchase agreements, at cost and value	+	42,622,877

Total investments, at cost and value		159,342,018
Cash		1
Receivables:
Fund shares sold		2,484,701
Interest		84,312
Prepaid expenses	+	1,123

Total assets		161,912,155

Liabilities

Payables:
Investment adviser and administrator fees		820
Fund shares redeemed		181,957
Distributions to shareholders		659
Accrued expenses	+	25,916

Total liabilities		209,352

Net Assets

Total assets		161,912,155
Total liabilities	−	209,352

Net assets		$161,702,803

Net Assets by Source
Capital received from investors		161,703,863
Net realized capital losses		(1,060)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$161,702,803		161,749,666		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Interest		$140,258

Expenses

Investment adviser and administrator fees		274,621
Shareholder reports		21,626
Portfolio accounting fees		19,916
Professional fees		18,220
Trustees’ fees		13,171
Custodian fees		4,535
Transfer agent fees		3,668
Other expenses	+	3,088

Total expenses		358,845
Expense reduction by adviser and Schwab	−	168,950

Net expenses	−	189,895

Net investment loss		(49,637)

Realized Gains (Losses)

Net realized losses on investments		(1,060)

Decrease in net assets resulting from operations		($50,697)

10 See financial notes

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income (loss)		($49,637)	$260,381
Net realized gains (losses)	+	(1,060)	58,743

Increase (Decrease) in net assets from operations		(50,697)	319,124

Distributions to Shareholders

Distributions from net investment income		7,840	260,381

Transactions in Fund Shares*

Shares sold		79,979,931	97,360,949
Shares reinvested		7,187	259,833
Shares redeemed	+	(81,479,514)	(202,445,194)

Net transactions in fund shares		(1,492,396)	(104,824,412)

Net Assets

Beginning of period		163,253,736	268,019,405
Total decrease	+	(1,550,933)	(104,765,669)

End of period		$161,702,803	$163,253,736

Net investment income not yet distributed		$—	$57,477

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2010, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the fund holdings.

(b) Portfolio Investments:

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as described in the fund’s prospectus, including , but not limited to, those described below. Any of these risks could cause an investor to lose money.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a fund investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s holdings can change rapidly in certain market environments and any default on the part of a single fund investment could cause the fund’s share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

Although the foregoing agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.5% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield.

As of June 30, 2010 the balance of recoupable expenses is as follows:

Schwab
Expiration Date	Money Market Portfolio

December 31, 2012	$267,054
December 31, 2013	165,282

Total	$432,336

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended June 30, 2010, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had no capital loss carry forwards available to offset net capital gains before the expiration dates.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2009, the fund had no deferred realized net capital losses and the capital losses utilized to offset capital gains were $206.

16

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

8. Subsequent Events:

Management has evaluated subsequent events and transactions through the date the financial statements were available to be issued and determined that there are no such events or transactions that would have materially impacted the financial statements as presented.

 17

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

18

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 19

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1994.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

20

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 21

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Semiannual report dated June 30, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

The pace of the U.S. economy’s recovery remained uneven during the six-month period. The Federal Reserve (Fed) recently reported that the “the economic recovery is proceeding” and that “the labor market is improving gradually,” but challenges remain. With the labor market improving gradually, spending by consumers and businesses also inched upward. However, these mild advances were constrained by a national unemployment rate that hovered around 10% and a housing market that continued to struggle. Real Gross Domestic Product (GDP) growth, another market indicator, increased by 2.7% for the first quarter of 2010, which contrasted with its increase of 5.6% for the fourth quarter of 2009. GDP is the output of goods and services produced by labor and property in the United States.

At the international level, financial markets fluctuated during the reporting period. In Europe, sovereign debt obligations reached unprecedented levels, and were followed by downgrades in the ratings of many foreign credit securities. The news caused temporary turmoil in the U.S. and global financial markets in early May. While the markets have seen some recovery to pre-May levels, central banks remain attentive to debt ratios, monetary exchange rates, interest rates, and inflation measurements.

The U.S. equity markets outperformed international equity markets during the six-month period, however both had negative returns. For example, the S&P 500® Index, which is usually seen as a bellwether for domestic financial markets, returned −6.65%. All sectors in the S&P 500 had negative returns. For the international equity markets, the MSCI EAFE Index (Gross) returned −12.93%.

In the U.S. fixed income markets, accommodative Federal Reserve policy in the form of a near-zero federal funds rate continued, and recent statements from the Fed affirmed that rates will remain low “for an extended period.” In addition, the euro-debt concerns that crystallized in May put downward pressure on U.S. Treasury rates for intermediate- and longer-term bonds. During this time, investors sought a safe haven in U.S. Treasuries, causing prices to increase and yields to decrease to a range of two-to-three percent for the intermediate- and longer-term bonds.

The low interest rate environment, combined with a limited supply of short-term, high-quality taxable and tax-free credit securities, also suppressed short-term yields in the fixed income markets, to nearly zero percent. Securities normally purchased by money market funds were in short supply and had low rates of return.

Similar to the intermediate returns seen in U.S. Treasuries, returns for intermediate-term taxable securities, as reflected in the Barclays Capital U.S. Aggregate Intermediate Bond Index, were positive and stood at 4.78% for the six-month period. On the tax-free side, returns were more modest. The Barclays Capital General Muni Bond Index returned 3.31% for the same time frame. Overall, the past six months were characterized by negative returns in the U.S. and international equity markets, with modest relief provided by the fixed income markets.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

−6.65%	S&P 500® Index: measures U.S. large-cap stocks

−1.95%	Russell 2000® Index: measures U.S. small-cap stocks

−12.93%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.33%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio (the fund) returned -6.77% for the six-month period, while the fund’s comparative index, the S&P 500 Index, returned -6.65%. Unlike the fund, the index does not include operational and transactional costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns in the S&P 500 Index on a sector specific level, all sectors had negative performance for the period. Industrials was the best performing sector, returning -0.85%, and Materials was the weakest sector returning -12.87%. The U.S. equity market was characterized by negative returns for small-, mid-, and large-cap stocks, and in both the value and growth categories. While small-cap stocks outperformed large- and mid-cap, the equity market was challenged throughout the period.

6/30/10:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$72,869
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.7%
Financials	16.1%
Health Care	12.1%
Consumer Staples	11.6%
Energy	10.6%
Industrials	10.4%
Consumer Discretionary	10.1%
Utilities	3.8%
Materials	3.4%
Telecommunication Services	3.0%
Other	0.2%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.1%
Apple, Inc.	2.4%
Microsoft Corp.	1.9%
The Procter & Gamble Co.	1.9%
Johnson & Johnson	1.7%
International Business Machines Corp.	1.7%
General Electric Co.	1.6%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.5%
AT&T, Inc.	1.5%
Total	18.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio as of 6/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance Summary as of 6/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

June 30, 2000 – June 30, 2010
Performance of a Hypothetical
$10,000 Investment

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	-6.77%	14.08%	-0.82%	-1.75%
S&P 500® Index	-6.65%	14.43%	-0.79%	-1.59%
Fund Category: Morningstar Large-Cap Blend	-7.81%	12.00%	-2.06%	-1.92%

Portfolio Expense Ratios3: Net 0.28%; Gross 0.29%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[2]	Source for category information: Morningstar, Inc.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2010 and held through June 30, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/10	at 6/30/10	1/1/10–6/30/10

Schwab S&P 500 Index Portfolio
Actual Return	0.27%	$1,000	$932.30	$1.29
Hypothetical 5% Return	0.27%	$1,000	$1,023.46	$1.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/10–		1/1/09–	1/1/08–	1/1/07–	1/1/06–	1/1/05–
	6/30/10*		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.24		13.18	21.37	20.60	18.09	17.56

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.37	0.39	0.34	0.31
Net realized and unrealized gains (losses)	(1.26)		3.14	(8.18)	0.71	2.48	0.53

Total from investment operations	(1.10)		3.45	(7.81)	1.10	2.82	0.84
Less distributions:
Distributions from net investment income	—		(0.39)	(0.38)	(0.33)	(0.31)	(0.31)

Net asset value at end of period	15.14		16.24	13.18	21.37	20.60	18.09

Total return (%)	(6.77)[1]		26.18	(36.56)	5.34	15.60	4.75

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.27	[2]	0.28	0.26	0.25	0.28	0.27
Gross operating expenses	0.28	[2]	0.30	0.26	0.25	0.31	0.30
Net investment income (loss)	1.71	[2]	2.10	2.10	1.74	1.67	1.59
Portfolio turnover rate	2	[1]	4	3	2	3	4
Net assets, end of period ($ x 1,000,000)	113		127	105	169	167	157

* Unaudited.
1 Not annualized.
2 Annualized.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	97,479,688	112,523,075
0.2%		Short-Term Investments	245,380	245,362

99.9%		Total Investments	97,725,068	112,768,437
0.2%		Collateral Invested for Securities on Loan	245,676	245,676
(0	.1)%	Other Assets and Liabilities, Net		(111,266)

100.0%		Net Assets		112,902,847

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Ford Motor Co. *	38,812	391,226
Harley-Davidson, Inc.	3,256	72,381
Johnson Controls, Inc.	7,500	201,525
The Goodyear Tire & Rubber Co. *	2,500	24,850

		689,982

Banks 3.1%
BB&T Corp.	8,820	232,054
Comerica, Inc.	2,330	85,814
Fifth Third Bancorp	7,705	94,694
First Horizon National Corp. *	3,005	34,405
Hudson City Bancorp, Inc.	5,700	69,768
Huntington Bancshares, Inc.	4,856	26,902
KeyCorp	8,700	66,903
M&T Bank Corp.	1,071	90,981
Marshall & Ilsley Corp.	3,438	24,685
People’s United Financial, Inc.	4,600	62,100
PNC Financial Services Group, Inc.	6,411	362,222
Regions Financial Corp.	15,227	100,194
SunTrust Banks, Inc.	6,400	149,120
U.S. Bancorp	22,999	514,028
Wells Fargo & Co.	62,358	1,596,365
Zions Bancorp	1,508	32,528

		3,542,763

Capital Goods 7.8%
3M Co.	8,630	681,684
Caterpillar, Inc.	7,480	449,324
Cummins, Inc.	2,400	156,312
Danaher Corp.	6,252	232,074
Deere & Co.	5,240	291,763
Dover Corp.	2,300	96,117
Eaton Corp.	1,740	113,866
Emerson Electric Co.	9,360	408,938
Fastenal Co.	1,276	64,042
Flowserve Corp.	600	50,880
Fluor Corp.	2,200	93,500
General Dynamics Corp.	4,710	275,818
General Electric Co.	128,568	1,853,950
Goodrich Corp.	1,660	109,975
Honeywell International, Inc.	9,337	364,423
Illinois Tool Works, Inc.	4,844	199,960
ITT Corp.	2,380	106,910
Jacobs Engineering Group, Inc. *	1,500	54,660
L-3 Communications Holdings, Inc.	1,500	106,260
Lockheed Martin Corp.	3,930	292,785
Masco Corp.	5,010	53,908
Northrop Grumman Corp.	3,654	198,924
PACCAR, Inc.	4,194	167,215
Pall Corp.	1,400	48,118
Parker Hannifin Corp.	2,035	112,861
Precision Castparts Corp.	1,700	174,964
Quanta Services, Inc. *	2,500	51,625
Raytheon Co.	4,610	223,078
Rockwell Automation, Inc.	1,690	82,962
Rockwell Collins, Inc.	2,000	106,260
Roper Industries, Inc.	1,200	67,152
Snap-on, Inc.	800	32,728
Textron, Inc.	3,400	57,698
The Boeing Co.	9,196	577,049
United Technologies Corp.	11,430	741,921
W.W. Grainger, Inc.	800	79,560

		8,779,264

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	1,100	35,343
Cintas Corp.	1,157	27,733
Equifax, Inc.	1,600	44,896
Iron Mountain, Inc.	2,400	53,904
Pitney Bowes, Inc.	2,800	61,488
R.R. Donnelley & Sons Co.	2,560	41,907
Republic Services, Inc.	4,236	125,936
Robert Half International, Inc.	1,550	36,503
Stericycle, Inc. *	1,100	72,138
The Dun & Bradstreet Corp.	700	46,984
Waste Management, Inc.	6,127	191,714

		738,546

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,700	135,235
D.R. Horton, Inc.	2,500	24,575
Eastman Kodak Co. *	3,155	13,693
Fortune Brands, Inc.	1,607	62,962
Harman International Industries, Inc. *	800	23,912
Hasbro, Inc.	1,475	60,623
Leggett & Platt, Inc.	2,300	46,138
Lennar Corp., Class A	1,600	22,256
Mattel, Inc.	4,700	99,452
Newell Rubbermaid, Inc.	3,924	57,447

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NIKE, Inc., Class B	4,620	312,081
Polo Ralph Lauren Corp.	700	51,072
Pulte Group, Inc. *	3,365	27,862
Stanley Black & Decker, Inc.	1,423	71,890
VF Corp.	1,110	79,010
Whirlpool Corp.	933	81,936

		1,170,144

Consumer Services 1.8%
Apollo Group, Inc., Class A *	1,327	56,358
Carnival Corp.	5,222	157,913
Darden Restaurants, Inc.	1,590	61,771
DeVry, Inc.	600	31,494
H&R Block, Inc.	4,200	65,898
International Game Technology	4,200	65,940
Marriott International, Inc., Class A	3,057	91,527
McDonald’s Corp.	12,910	850,382
Starbucks Corp.	9,520	231,336
Starwood Hotels & Resorts Worldwide, Inc.	2,340	96,946
Wyndham Worldwide Corp.	2,280	45,919
Wynn Resorts Ltd.	800	61,016
Yum! Brands, Inc.	5,600	218,624

		2,035,124

Diversified Financials 7.7%
American Express Co.	14,580	578,826
Ameriprise Financial, Inc.	3,278	118,434
Bank of America Corp.	120,867	1,736,859
Bank of New York Mellon Corp.	14,777	364,844
Capital One Financial Corp.	5,480	220,844
Citigroup, Inc. *	258,099	970,452
CME Group, Inc.	760	213,978
Discover Financial Services	6,890	96,322
E*TRADE Financial Corp. *	516	6,099
Federated Investors, Inc., Class B	1,100	22,781
Franklin Resources, Inc.	1,900	163,761
IntercontinentalExchange, Inc. *	1,000	113,030
Invesco Ltd.	5,100	85,833
Janus Capital Group, Inc.	1,941	17,236
JPMorgan Chase & Co.	47,821	1,750,727
Legg Mason, Inc.	1,500	42,045
Leucadia National Corp. *	2,300	44,873
Moody’s Corp.	2,680	53,386
Morgan Stanley	16,680	387,143
Northern Trust Corp.	3,070	143,369
NYSE Euronext	3,300	91,179
SLM Corp. *	5,900	61,301
State Street Corp.	5,900	199,538
T. Rowe Price Group, Inc.	3,100	137,609
The Charles Schwab Corp. (a)	11,906	168,827
The Goldman Sachs Group, Inc.	6,317	829,233
The NASDAQ OMX Group, Inc. *	1,800	32,004

		8,650,533

Energy 10.6%
Anadarko Petroleum Corp.	6,094	219,932
Apache Corp.	4,108	345,852
Baker Hughes, Inc.	5,121	212,880
Cabot Oil & Gas Corp.	1,300	40,716
Cameron International Corp. *	2,800	91,056
Chesapeake Energy Corp.	7,100	148,745
Chevron Corp.	24,316	1,650,084
ConocoPhillips	18,252	895,991
CONSOL Energy, Inc.	2,300	77,648
Denbury Resources, Inc. *	3,300	48,312
Devon Energy Corp.	5,363	326,714
Diamond Offshore Drilling, Inc. (b)	600	37,314
El Paso Corp.	9,041	100,445
EOG Resources, Inc.	3,014	296,487
Exxon Mobil Corp.	62,076	3,542,677
FMC Technologies, Inc. *	1,500	78,990
Halliburton Co.	10,820	265,631
Helmerich & Payne, Inc.	1,100	40,172
Hess Corp.	3,410	171,659
Marathon Oil Corp.	8,864	275,582
Massey Energy Co.	1,000	27,350
Murphy Oil Corp.	2,332	115,551
Nabors Industries Ltd. *	4,000	70,480
National Oilwell Varco, Inc.	4,586	151,659
Noble Energy, Inc.	2,000	120,660
Occidental Petroleum Corp.	10,000	771,500
Peabody Energy Corp.	3,300	129,129
Pioneer Natural Resources Co.	1,600	95,120
Range Resources Corp.	1,700	68,255
Rowan Cos., Inc. *	1,200	26,328
Schlumberger Ltd.	14,340	793,576
Smith International, Inc.	2,500	94,125
Southwestern Energy Co. *	4,400	170,016
Spectra Energy Corp.	7,781	156,165
Sunoco, Inc.	1,240	43,115
Tesoro Corp.	1,800	21,006
The Williams Cos., Inc.	7,600	138,928
Valero Energy Corp.	6,960	125,141

		11,984,991

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	5,400	296,082
CVS Caremark Corp.	16,735	490,670
Safeway, Inc.	4,540	89,256
SUPERVALU, Inc.	2,435	26,395
Sysco Corp.	7,400	211,418
The Kroger Co.	8,040	158,308
Wal-Mart Stores, Inc.	25,910	1,245,494
Walgreen Co.	12,145	324,272
Whole Foods Market, Inc. *	1,800	64,836

		2,906,731

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	25,364	508,295
Archer-Daniels-Midland Co.	8,100	209,142
Brown-Forman Corp., Class B	880	50,362
Campbell Soup Co.	2,300	82,409
Coca-Cola Enterprises, Inc.	4,000	103,440
ConAgra Foods, Inc.	5,470	127,560
Constellation Brands, Inc., Class A *	2,300	35,926
Dean Foods Co. *	1,700	17,119
Dr Pepper Snapple Group, Inc.	3,000	112,170

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Mills, Inc.	7,958	282,668
H.J. Heinz Co.	3,870	167,261
Hormel Foods Corp.	900	36,432
Kellogg Co.	3,000	150,900
Kraft Foods, Inc., Class A	20,890	584,920
Lorillard, Inc.	1,836	132,155
McCormick & Co., Inc. - Non Voting Shares	1,700	64,532
Mead Johnson Nutrition Co.	2,500	125,300
Molson Coors Brewing Co., Class B	1,678	71,080
PepsiCo, Inc.	19,648	1,197,546
Philip Morris International, Inc.	22,644	1,038,001
Reynolds American, Inc.	2,156	112,371
Sara Lee Corp.	8,400	118,440
The Coca-Cola Co.	27,702	1,388,424
The Hershey Co.	2,244	107,555
The J.M. Smucker Co.	1,446	87,078
Tyson Foods, Inc., Class A	2,486	40,746

		6,951,832

Health Care Equipment & Services 4.1%
Aetna, Inc.	5,080	134,010
AmerisourceBergen Corp.	3,660	116,205
Baxter International, Inc.	7,350	298,704
Becton Dickinson & Co.	3,000	202,860
Boston Scientific Corp. *	16,590	96,222
C.R. Bard, Inc.	1,120	86,834
Cardinal Health, Inc.	4,634	155,749
CareFusion Corp. *	2,417	54,866
Cerner Corp. *	800	60,712
CIGNA Corp.	3,380	104,983
Coventry Health Care, Inc. *	2,050	36,244
DaVita, Inc. *	800	49,952
DENTSPLY International, Inc.	2,000	59,820
Express Scripts, Inc. *	6,728	316,351
Hospira, Inc. *	2,100	120,645
Humana, Inc. *	2,100	95,907
Intuitive Surgical, Inc. *	500	157,810
Laboratory Corp. of America Holdings *	1,304	98,256
McKesson Corp.	3,216	215,987
Medco Health Solutions, Inc. *	5,586	307,677
Medtronic, Inc.	13,549	491,422
Patterson Cos., Inc.	980	27,959
Quest Diagnostics, Inc.	1,960	97,549
St. Jude Medical, Inc. *	4,204	151,722
Stryker Corp.	3,260	163,196
Tenet Healthcare Corp. *	6,500	28,210
UnitedHealth Group, Inc.	13,910	395,044
Varian Medical Systems, Inc. *	1,000	52,280
WellPoint, Inc. *	5,336	261,090
Zimmer Holdings, Inc. *	2,684	145,070

		4,583,336

Household & Personal Products 2.8%
Avon Products, Inc.	5,116	135,574
Colgate-Palmolive Co.	6,020	474,135
Kimberly-Clark Corp.	5,126	310,789
The Clorox Co.	1,700	105,672
The Estee Lauder Cos., Inc., Class A	1,500	83,595
The Procter & Gamble Co.	34,973	2,097,681

		3,207,446

Insurance 3.9%
Aflac, Inc.	5,750	245,353
American International Group, Inc. (b)*	1,671	57,549
Aon Corp.	3,210	119,155
Assurant, Inc.	1,500	52,050
Berkshire Hathaway, Inc., Class B *	19,938	1,588,859
Cincinnati Financial Corp.	2,335	60,407
Genworth Financial, Inc., Class A *	5,000	65,350
Lincoln National Corp.	3,662	88,950
Loews Corp.	3,788	126,178
Marsh & McLennan Cos., Inc.	6,400	144,320
MetLife, Inc.	9,807	370,312
Principal Financial Group, Inc.	3,563	83,517
Prudential Financial, Inc.	5,670	304,252
The Allstate Corp.	6,440	185,021
The Chubb Corp.	3,880	194,039
The Hartford Financial Services Group, Inc.	4,630	102,462
The Progressive Corp.	8,080	151,258
The Travelers Cos., Inc.	6,239	307,271
Torchmark Corp.	1,200	59,412
Unum Group	4,276	92,789
XL Group plc	3,900	62,439

		4,460,943

Materials 3.4%
Air Products & Chemicals, Inc.	2,520	163,321
Airgas, Inc.	1,100	68,420
AK Steel Holding Corp.	1,125	13,410
Alcoa, Inc.	11,072	111,384
Allegheny Technologies, Inc.	1,270	56,121
Ball Corp.	1,200	63,396
Bemis Co., Inc.	1,400	37,800
CF Industries Holdings, Inc.	700	44,415
Cliffs Natural Resources, Inc.	1,700	80,172
E.I. du Pont de Nemours & Co.	11,014	380,974
Eastman Chemical Co.	1,000	53,360
Ecolab, Inc.	2,504	112,455
FMC Corp.	700	40,201
Freeport-McMoRan Copper & Gold, Inc.	5,502	325,333
International Flavors & Fragrances, Inc.	1,000	42,420
International Paper Co.	5,198	117,631
MeadWestvaco Corp.	2,549	56,588
Monsanto Co.	6,550	302,741
Newmont Mining Corp.	5,946	367,106
Nucor Corp.	4,000	153,120
Owens-Illinois, Inc. *	2,200	58,190
Pactiv Corp. *	1,800	50,130
PPG Industries, Inc.	1,900	114,779
Praxair, Inc.	3,645	276,984
Sealed Air Corp.	2,428	47,880
Sigma-Aldrich Corp.	1,282	63,882

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dow Chemical Co.	13,805	327,455
The Sherwin-Williams Co.	1,133	78,392
Titanium Metals Corp. *	1,000	17,590
United States Steel Corp.	1,500	57,825
Vulcan Materials Co.	1,100	48,213
Weyerhaeuser Co.	2,800	98,560

		3,830,248

Media 3.1%
CBS Corp., Class B - Non Voting Shares	8,080	104,474
Comcast Corp., Class A	34,113	592,543
DIRECTV, Class A *	11,380	386,009
Discovery Communications, Inc., Class A *	3,300	117,843
Gannett Co., Inc.	2,960	39,842
Meredith Corp.	300	9,339
News Corp., Class A	28,074	335,765
Omnicom Group, Inc.	3,740	128,282
Scripps Networks Interactive, Class A	1,000	40,340
The Interpublic Group of Cos., Inc. *	4,997	35,629
The McGraw-Hill Cos., Inc.	3,730	104,962
The New York Times Co., Class A *	1,700	14,705
The Walt Disney Co.	23,620	744,030
The Washington Post, Class B	30	12,314
Time Warner Cable, Inc.	4,009	208,789
Time Warner, Inc.	13,974	403,988
Viacom Inc., Class B	7,580	237,785

		3,516,639

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	18,955	886,715
Allergan, Inc.	3,810	221,971
Amgen, Inc. *	11,964	629,306
Biogen Idec, Inc. *	3,250	154,213
Bristol-Myers Squibb Co.	20,600	513,764
Celgene Corp. *	5,750	292,215
Cephalon, Inc. *	900	51,075
Eli Lilly & Co.	12,220	409,370
Forest Laboratories, Inc. *	4,070	111,640
Genzyme Corp. *	3,300	167,541
Gilead Sciences, Inc. *	10,978	376,326
Johnson & Johnson	33,138	1,957,130
King Pharmaceuticals, Inc. *	3,466	26,307
Life Technologies Corp. *	1,839	86,893
Merck & Co., Inc.	37,429	1,308,892
Millipore Corp. *	500	53,325
Mylan, Inc. *	2,691	45,855
PerkinElmer, Inc.	1,700	35,139
Pfizer, Inc.	97,196	1,386,015
Thermo Fisher Scientific, Inc. *	4,890	239,854
Waters Corp. *	1,200	77,640
Watson Pharmaceuticals, Inc. *	1,500	60,855

		9,092,041

Real Estate 1.4%
Apartment Investment & Management Co., Class A	1,877	36,357
AvalonBay Communities, Inc.	1,034	96,545
Boston Properties, Inc.	1,716	122,419
CB Richard Ellis Group, Inc., Class A *	2,900	39,469
Equity Residential	3,500	145,740
HCP, Inc.	3,400	109,650
Health Care REIT, Inc.	1,400	58,968
Host Hotels & Resorts, Inc.	7,760	104,605
Kimco Realty Corp.	3,910	52,550
Plum Creek Timber Co., Inc.	2,060	71,132
ProLogis	5,000	50,650
Public Storage	1,600	140,656
Simon Property Group, Inc.	3,537	285,613
Ventas, Inc.	1,900	89,205
Vornado Realty Trust	1,963	143,201

		1,546,760

Retailing 3.5%
Abercrombie & Fitch Co., Class A	500	15,345
Amazon.com, Inc. *	4,000	437,040
AutoNation, Inc. (b)*	1,000	19,500
AutoZone, Inc. *	400	77,288
Bed Bath & Beyond, Inc. *	3,016	111,833
Best Buy Co., Inc.	4,225	143,058
Big Lots, Inc. *	1,400	44,926
CarMax, Inc. *	2,500	49,750
Expedia, Inc.	2,600	48,828
Family Dollar Stores, Inc.	2,000	75,380
GameStop Corp., Class A *	2,000	37,580
Genuine Parts Co.	2,000	78,900
J.C. Penney Co., Inc.	2,900	62,292
Kohl’s Corp. *	3,710	176,225
Limited Brands, Inc.	3,908	86,250
Lowe’s Cos., Inc.	17,740	362,251
Macy’s, Inc.	5,922	106,004
Nordstrom, Inc.	2,350	75,647
O’Reilly Automotive, Inc. *	1,800	85,608
Office Depot, Inc. *	3,500	14,140
Priceline.com, Inc. *	500	88,270
RadioShack Corp.	259	5,053
Ross Stores, Inc.	1,500	79,935
Sears Holdings Corp. (b)*	605	39,113
Staples, Inc.	9,150	174,307
Target Corp.	9,020	443,513
The Gap, Inc.	6,376	124,077
The Home Depot, Inc.	20,865	585,681
The TJX Cos., Inc.	5,010	210,169
Tiffany & Co.	1,126	42,687
Urban Outfitters, Inc. *	1,200	41,268

		3,941,918

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	5,530	40,480
Altera Corp.	3,680	91,301
Analog Devices, Inc.	3,830	106,704
Applied Materials, Inc.	16,670	200,373

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Broadcom Corp., Class A	5,155	169,960
First Solar, Inc. (b)*	600	68,298
Intel Corp.	66,521	1,293,833
KLA-Tencor Corp.	2,300	64,124
Linear Technology Corp.	2,530	70,359
LSI Corp. *	5,410	24,886
MEMC Electronic Materials, Inc. *	2,900	28,652
Microchip Technology, Inc.	2,500	69,350
Micron Technology, Inc. *	8,800	74,712
National Semiconductor Corp.	3,400	45,764
Novellus Systems, Inc. *	1,300	32,968
NVIDIA Corp. *	7,200	73,512
Teradyne, Inc. *	2,100	20,475
Texas Instruments, Inc.	14,960	348,269
Xilinx, Inc.	3,800	95,988

		2,920,008

Software & Services 8.6%
Adobe Systems, Inc. *	6,500	171,795
Akamai Technologies, Inc. *	2,000	81,140
Autodesk, Inc. *	2,720	66,259
Automatic Data Processing, Inc.	6,313	254,161
BMC Software, Inc. *	2,160	74,801
CA, Inc.	5,344	98,330
Citrix Systems, Inc. *	2,360	99,663
Cognizant Technology Solutions Corp., Class A *	3,600	180,216
Computer Sciences Corp.	1,800	81,450
Compuware Corp. *	3,750	29,925
eBay, Inc. *	13,788	270,383
Electronic Arts, Inc. *	4,058	58,435
Fidelity National Information Services, Inc.	3,000	80,460
Fiserv, Inc. *	1,960	89,494
Google, Inc., Class A *	2,913	1,296,139
International Business Machines Corp.	15,645	1,931,844
Intuit, Inc. *	3,796	131,987
MasterCard, Inc., Class A	1,100	219,483
McAfee, Inc. *	2,000	61,440
Microsoft Corp.	91,888	2,114,343
Monster Worldwide, Inc. *	1,704	19,852
Novell, Inc. *	5,200	29,536
Oracle Corp.	47,080	1,010,337
Paychex, Inc.	3,850	99,984
Red Hat, Inc. *	2,000	57,880
SAIC, Inc. *	2,500	41,850
Salesforce.com, Inc. *	1,054	90,454
Symantec Corp. *	9,641	133,817
Teradata Corp. *	2,100	64,008
Total System Services, Inc.	2,600	35,360
VeriSign, Inc. *	2,025	53,764
Visa, Inc., Class A	5,500	389,125
Western Union Co.	8,859	132,088
Yahoo!, Inc. *	14,910	206,205

		9,756,008

Technology Hardware & Equipment 7.5%
Agilent Technologies, Inc. *	4,267	121,311
Amphenol Corp., Class A	2,100	82,488
Apple, Inc. *	10,870	2,734,131
Cisco Systems, Inc. *	68,998	1,470,347
Corning, Inc.	19,050	307,657
Dell, Inc. *	20,872	251,716
EMC Corp. *	25,262	462,295
FLIR Systems, Inc. *	1,900	55,271
Harris Corp.	1,400	58,310
Hewlett-Packard Co.	28,293	1,224,521
Jabil Circuit, Inc.	2,127	28,289
JDS Uniphase Corp. *	2,519	24,787
Juniper Networks, Inc. *	6,600	150,612
Lexmark International, Inc., Class A *	760	25,103
Molex, Inc.	1,800	32,832
Motorola, Inc. *	28,835	188,004
NetApp, Inc. *	4,100	152,971
QLogic Corp. *	1,190	19,778
QUALCOMM, Inc.	20,220	664,025
SanDisk Corp. *	2,900	122,003
Tellabs, Inc.	4,730	30,225
Western Digital Corp. *	2,800	84,448
Xerox Corp.	16,567	133,199

		8,424,323

Telecommunication Services 3.0%
American Tower Corp., Class A *	4,870	216,715
AT&T, Inc.	71,058	1,718,893
CenturyLink, Inc.	3,641	121,282
Frontier Communications Corp. (b)	4,298	30,559
MetroPCS Communications, Inc. *	1,700	13,923
Qwest Communications International, Inc.	19,896	104,454
Sprint Nextel Corp. *	37,759	160,098
Verizon Communications, Inc.	34,154	956,995
Windstream Corp.	5,335	56,337

		3,379,256

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	2,100	116,886
CSX Corp.	4,920	244,180
Expeditors International of Washington, Inc.	2,500	86,275
FedEx Corp.	3,920	274,831
Norfolk Southern Corp.	4,600	244,030
Ryder System, Inc.	600	24,138
Southwest Airlines Co.	7,886	87,613
Union Pacific Corp.	6,180	429,572
United Parcel Service, Inc., Class B	12,005	682,964

		2,190,489

Utilities 3.7%
Allegheny Energy, Inc.	2,241	46,344
Ameren Corp.	2,800	66,556
American Electric Power Co., Inc.	5,370	173,451
CenterPoint Energy, Inc.	4,550	59,878
CMS Energy Corp.	2,960	43,364
Consolidated Edison, Inc.	3,250	140,075
Constellation Energy Group, Inc.	2,500	80,625
Dominion Resources, Inc.	7,250	280,865

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DTE Energy Co.	2,000	91,220
Duke Energy Corp.	15,783	252,528
Edison International	3,800	120,536
Entergy Corp.	2,327	166,660
EQT Corp.	1,700	61,438
Exelon Corp.	7,940	301,482
FirstEnergy Corp.	3,808	134,156
Integrys Energy Group, Inc.	697	30,487
NextEra Energy, Inc.	5,150	251,114
Nicor, Inc.	610	24,705
NiSource, Inc.	3,646	52,867
Northeast Utilities	2,000	50,960
NRG Energy, Inc. *	3,200	67,872
ONEOK, Inc.	1,300	56,225
Pepco Holdings, Inc.	2,850	44,688
PG&E Corp.	4,600	189,060
Pinnacle West Capital Corp.	1,350	49,086
PPL Corp.	4,710	117,514
Progress Energy, Inc.	3,480	136,486
Public Service Enterprise Group, Inc.	6,250	195,812
Questar Corp.	2,100	95,529
SCANA Corp.	1,600	57,216
Sempra Energy	2,931	137,141
Southern Co.	9,960	331,469
TECO Energy, Inc.	2,840	42,799
The AES Corp. *	8,350	77,154
Wisconsin Energy Corp.	1,450	73,573
Xcel Energy, Inc.	5,959	122,815

		4,223,750

Total Common Stock
(Cost $97,479,688)		112,523,075

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 07/01/10	125,399	125,399

U.S. Treasury Bill 0.1%
U.S. Treasury Bills
0.08%, 09/16/10 (c)	120,000	119,963

Total Short-Term Investments
(Cost $245,380)		245,362

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	245,676	245,676

Total Collateral Invested for Securities on Loan
(Cost $245,676)		245,676

End of collateral invested for securities on loan.

At 06/30/10, the tax basis cost of the fund’s investments was $100,435,781 and the unrealized appreciation and depreciation were $32,402,471 and ($20,069,815), respectively, with a net unrealized appreciation of $12,332,656.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 06/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 09/17/10	5	256,650	(11,784)

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2010; unaudited.

Assets

Investments in affiliated issuers, at value including securities on loan of $239,652 (cost $104,610)		$168,827
Investments in unaffiliated issuers, at value (cost $97,620,458)	+	112,599,610

Total investments, at value (cost $97,725,068)		112,768,437
Collateral invested for securities on loan		245,676
Receivables:
Dividends		154,980
Fund shares sold		73,939
Income from securities on loan		883
Prepaid expenses	+	1,216

Total assets		113,245,131

Liabilities

Collateral held for securities on loan		245,676
Payables:
Investment adviser and administrator fees		832
Fund shares redeemed		68,062
Due to brokers for futures		2,175
Accrued expenses	+	25,539

Total liabilities		342,284

Net Assets

Total assets		113,245,131
Total liabilities	−	342,284

Net assets		$112,902,847

Net Assets by Source
Capital received from investors		113,375,591
Net investment income not yet distributed		3,363,788
Net realized capital losses		(18,876,071)
Net unrealized capital gains		15,039,539

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$112,902,847		7,459,416		$15.14

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2010 through June 30, 2010; unaudited.

Investment Income

Dividends received from affiliated issuer		$1,465
Dividends received from unaffiliated issuers		1,236,598
Interest		149
Securities on loan	+	4,761

Total investment income		1,242,973

Expenses

Investment adviser fees		94,099
Accounting and administration fees		21,558
Professional fees		18,466
Shareholder reports		14,792
Trustees’ fees		11,723
Custodian fees		3,839
Transfer agent fees		3,222
Interest expense		340
Other expenses	+	9,385

Total expenses		177,424
Expense reduction by adviser and Schwab	−	5,317

Net expenses	−	172,107

Net investment income		1,070,866

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		2,236
Net realized losses on unaffiliated investments		(72,518)
Net realized losses on futures contracts	+	(88,169)

Net realized losses		(158,451)
Net unrealized losses on investments		(9,122,347)
Net unrealized losses on affiliated issuer		(58,158)
Net unrealized losses on futures contracts	+	(11,784)

Net unrealized losses	+	(9,192,289)

Net realized and unrealized losses		(9,350,740)

Decrease in net assets resulting from operations		($8,279,874)

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/10-6/30/10			1/1/09-12/31/09
Net investment income		$1,070,866	$2,288,847
Net realized losses		(158,451)	(1,905,316)
Net unrealized gains (losses)	+	(9,192,289)	25,980,753

Increase (Decrease) in net assets from operations		(8,279,874)	26,364,284

Distributions to Shareholders

Distributions from net investment income		$—	$2,952,444

Transactions in Fund Shares

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		655,132	$10,816,722	1,438,718	$19,966,369
Shares reinvested		—	—	183,953	2,952,444
Shares redeemed	+	(997,424)	(16,372,590)	(1,820,544)	(24,998,997)

Net transactions in fund shares		(342,292)	($5,555,868)	(197,873)	($2,080,184)

Shares Outstanding and Net Assets

		1/1/10-6/30/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,801,708	$126,738,589	7,999,581	$105,406,933
Total increase or decrease	+	(342,292)	(13,835,742)	(197,873)	21,331,656

End of period		7,459,416	$112,902,847	7,801,708	$126,738,589

Net investment income not yet distributed			$3,363,788		$2,292,922

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2010:

Schwab S&P 500 Index Portfolio

ASSETS VALUATION INPUT

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$112,523,075	$—	$—	$112,523,075
Short-Term Investments(a)	—	245,362	—	245,362

Total	$112,523,075	$245,362	$—	$112,768,437

Other Financial Instruments Collateral Invested for Securities on Loan	$245,676	$—	$—	$245,676

LIABILITIES VALUATION INPUT

Other Financial Instruments Futures Contract*	$(11,784)	$—	$—	$(11,784)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100% it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with their custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments—bonds or mid- or small-cap stocks, for instance—the fund’s large-cap holdings could reduce performance.

The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.15%
$500 million to $5 billion	0.09%
$5 billion to $10 billion	0.08%
Over $10 billion	0.07%

Although this agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreement with the fund to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.28% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The fund may engage in certain transactions involving related parties. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in an index which the fund uses as part of an indexing strategy.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of June 30, 2010, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:

For the period ended June 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$2,380,435	$6,608,630

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2009, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration Date

December 31, 2010	7,809,978
December 31, 2011	38,119
December 31, 2012	359,506
December 31, 2013	2,128,687
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160

Total	$15,482,242

As of December 31, 2009, the fund had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains. The fund had a capital loss of $1,820,566 that expired in 2009.

As of December 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2009, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

9. Subsequent Events:

Management has evaluated subsequent events and transactions through the date the financial statements were available to be issued and determined that there are no such events or transactions that would have materially impacted the financial statements as presented.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of continuance of the Agreement with respect to the fund at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreement with respect to the fund for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreement with respect to the fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the fund;

2.	the fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund supported renewal of the Agreement with respect to the fund.

Fund Performance. The Board considered the fund’s performance in determining whether to renew the Agreement with respect to the fund. Specifically, the Trustees considered the fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the fund, the Trustees considered both risk and shareholder risk expectations for the fund and the appropriateness of the benchmark used to compare the performance of the fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full

22

deliberations, that the performance of the fund supported renewal of the Agreement with respect to the fund.

Fund Expenses. With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreement with respect to the fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the fund, such as whether, by virtue of its management of the fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Annuity Portfolios since 1994.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Annuity Portfolios since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2004.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)		A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk

Randall W. Merk President and Chief Executive Officer

Date:	08/14/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk President and Chief Executive Officer

Date:	08/14/2010

By:	/s/ George Pereira

George Pereira Treasurer and Principal Financial Officer

Date:	08/11/2010